Equity (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2019	2,601	753
At 30 June 2018	2,695	780
At 30 June 2017	2,754	797

Schedule of movement in hedging and exchange reserve
(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2016	(90)	(431)	(521)
Other comprehensive income	69	(1)	68
At 30 June 2017	(21)	(432)	(453)
Other comprehensive income	(44)	(530)	(574)
Adoption of IFRS 9 by associate	(3)	—	(3)
At 30 June 2018	(68)	(962)	(1,030)
Other comprehensive income	31	181	212
At 30 June 2019	(37)	(781)	(818)

Schedule of movements in own shares
Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2016	244	2,189
Share trust arrangements	(3)	(32)
Shares purchased employee share plans	5	101
Shares used to satisfy options	(5)	(82)
At 30 June 2017	241	2,176
Share trust arrangements	(1)	(9)
Shares purchased employee share plans	2	66
Shares used to satisfy options	(4)	(89)
Shares purchased - share buyback programme	59	1,507
Shares cancelled	(59)	(1,507)
At 30 June 2018	238	2,144
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(5)	(104)
Shares purchased - share buyback programme	95	2,775
Shares cancelled	(95)	(2,775)
At 30 June 2019	232	2,026

Schedule of the monthly breakdown of shares purchased and the average price paid per share
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2019 were as follows:

Calendar month	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
August 2018	5,500,453	5,500,453	2775	240,617,853
September 2018	8,965,815	8,965,815	2679	231,652,038
October 2018	11,731,281	11,731,281	2660	219,920,757
November 2018	11,421,897	11,421,897	2747	208,498,860
December 2018	8,859,766	8,859,766	2822	199,639,094
January 2019	1,344,885	1,344,885	2734	198,294,209
February 2019	96,000	96,000	2835	198,198,209
March 2019	22,646,246	22,646,246	3033	175,551,963
April 2019	11,631,712	11,631,712	3131	163,920,251
May 2019	8,810,782	8,810,782	3247	155,109,469
June 2019	3,700,028	3,700,028	3343	151,409,441
Total	94,708,865	94,708,865	2924	151,409,441

Schedule of dividends

	2019 £ million	2018 £ million	2017 £ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2018
40.4 pence per share (2017 – 38.5 pence; 2016 – 36.6 pence)	993	968	920
Interim dividend for the year ended 30 June 2019
26.1 pence per share (2018 – 24.9 pence; 2017 – 23.7 pence)	630	613	595
	1,623	1,581	1,515

Schedule of amounts attributable to non controlling interests
Summarised financial information for USL, Ketel One and others, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2019			2018	2017
	USL £ million	Ketel One and others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	3,229	2,117	5,346	4,926	4,844
Net sales	1,016	1,640	2,656	2,431	2,412
Profit for the year	78	305	383	244	229
Other comprehensive income/(loss)(i)	59	78	137	(163)	116
Total comprehensive income	137	383	520	81	345
Attributable to non-controlling interests	61	173	234	53	148
Balance sheet
Non-current assets(ii)	2,315	2,998	5,313	4,973	4,975
Current assets	587	882	1,469	1,384	1,222
Non-current liabilities	(473)	(1,053)	(1,526)	(1,425)	(1,327)
Current liabilities	(496)	(708)	(1,204)	(1,183)	(1,199)
Net assets	1,933	2,119	4,052	3,749	3,671
Attributable to non-controlling interests	849	946	1,795	1,765	1,715
Cash flow
Net cash inflow from operating activities	109	433	542	334	355
Net cash (outflow) from investing activities	(18)	(139)	(157)	(136)	(86)
Net cash (outflow) from financing activities	(97)	(169)	(266)	(164)	(172)
Net increase/(decrease) in cash and cash equivalents	(6)	125	119	34	97
Exchange differences	1	2	3	(2)	(3)
Dividends payable to non-controlling interests	—	(114)	(114)	(101)	(83)

(i)	Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.

(ii)
Ketel One includes the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2019 was £1,418 million (2018 – £1,363 million; 2017 – £1,385 million).

(1) On 17 August 2018 Diageo acquired 20.29% of the share capital of Sichuan Shuijingfang Company Limited (SJF) which was already controlled and therefore consolidated prior to the transaction. On 9 April 2019 Diageo completed the purchase of a further 3.14% of SJF’s share capital. These transactions took Diageo’s shareholding in SJF from 39.71% to 63.14%.

Schedule of employee share compensation
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2019 is as follows:

	2019 £ million	2018 £ million	2017 £ million
Executive share award plans	41	33	28
Executive share option plans	4	3	3
Savings plans	4	3	3
	49	39	34

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions
For the three years ended 30 June 2019, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2019	2018	2017
Risk free interest rate	0.8%	0.3%	0.1%
Expected life of the awards	37 months	37 months	36 months
Dividend yield	2.4%	2.6%	3.0%
Weighted average share price	2736 p	2573 p	2130 p
Weighted average fair value of awards granted in the year	1941 p	1761 p	1427 p
Number of awards granted in the year	2.5 million	2.3 million	3.6 million
Fair value of all awards granted in the year	£48 million	£41 million	£51 million

Schedule of transactions on executive share award plans
Transactions on the executive share award plans for the three years ended 30 June 2019 were as follows:

	2019 Number of awards million	2018 Number of awards million	2017 Number of awards million
Balance outstanding at 1 July	7.8	7.9	7.2
Granted	2.5	2.3	3.6
Exercised/awarded	(2.1)	(0.7)	(1.3)
Forfeited/expired	(1.2)	(1.7)	(1.6)
Balance outstanding at 30 June	7.0	7.8	7.9